Statements of changes in equity - USD ($) $ in Thousands	Issued capital [member]	Retained earnings [member]	Underwriting commissions and issue expenses [Member]	Unit premiums and reserves [Member]	Total
Beginning balance at Dec. 31, 2021	$ 4,430,284	$ 689,478	$ (111,865)	$ 126	$ 5,008,023
Beginning balance (in number of units) at Dec. 31, 2021	343,316,087
Proceeds from issuance of Units (note 7)	$ 822,541				822,541
Proceeds from issuance of Units (note 7) (in number of units)	54,043,669
Cost of redemption of Units (note 7)	$ (137)	(58)		10	(185)
Cost of redemption of Units (note 7) (in number of units)	(13,719)
Net income (loss) and comprehensive income (loss) for the year		(82,470)			(82,470)
Underwriting commissions and issue expenses			(1,814)		(1,814)
Ending balance at Dec. 31, 2022	$ 5,252,688	606,950	(113,679)	136	5,746,095
Ending balance (in number of units) at Dec. 31, 2022	397,346,037
Proceeds from issuance of Units (note 7)	$ 243,051				243,051
Proceeds from issuance of Units (note 7) (in number of units)	15,723,528
Cost of redemption of Units (note 7)	$ (117,630)	(62,737)		6	(180,361)
Cost of redemption of Units (note 7) (in number of units)	(11,763,003)
Net income (loss) and comprehensive income (loss) for the year		723,525			723,525
Underwriting commissions and issue expenses			(585)		(585)
Ending balance at Dec. 31, 2023	$ 5,378,109	$ 1,267,738	$ (114,264)	$ 142	$ 6,531,725
Ending balance (in number of units) at Dec. 31, 2023	401,306,562